Exhibit A(1)
EXHIBITS TO THE SCHEDULE
EXHIBIT A(1)
FORM OF MONTHLY STATEMENT
Series 2006 — 2
HSBC Bank plc
AS SERVICER

RECEIVABLES TRUST
MONTHLY PERIOD ENDING:
30 September 2007
1.	Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.

2.	HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement.

3.	The undersigned is an Authorised Officer.

4.	The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	31/08/2007	Ending	30/09/2007

Interest Period Date:	Starting	17/09/2007	Ending	15/10/2007

Interest Determination Date:		13/09/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.

INDEX

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Loan Note Issuer
6	Issuer
7	Investor Interest and Debt Amounts
8	Commentary/Payout Events

Note:	All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 1
Receivables Pool Summary Information (1)

1 Aggregate amount of Eligible Receivables that are Principal Receivables for Beginning of the Monthly Period	2,607,730,205
2 Aggregate amount of Principal Collections processed	627,017,403
3 Aggregate amount of Finance Charge Collections (including Acquired Interchange)	34,945,244
4 Aggregate amount of Interest received on Trustee Collections Account and Trustee Investment Account	278,090
5 Aggregate amount Investor Default Amount	10,431,410
6 Aggregate amount of Investor Indemnity Amount	—
7 Aggregate amount of outstanding principal balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period	70,740,837
8 Aggregate amount of Eligible Receivables that are Principal Receivables for End of Monthly Period	2,602,955,118

	Aggregate Account		Percentage of
Delinquency Analysis	Principal Balance	No. of Accounts	Total Receivables in Trust

(a) 30 - 59 days	20,874,977	8,062	0.80%
(b) 60 - 89 days	14,581,575	5,222	0.56%
(c) 90 - 119 days	12,145,211	4,205	0.47%
(d) 120 - 149 days	10,050,462	3,407	0.39%
(e) 150 - or more days	13,088,612	4,260	0.50%

Totals	70,740,837	25,156	2.72%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no-inforce plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
Receivables Pool Summary Information (2)

	Amount	Percentage
Transferor and Aggregate Investor Interest (at the Beginning of the Monthly Period)	2,607,730,205	100.00%
Transferor Interest	1,423,560,677	54.59%
Aggregate Investor Interest (for analysis — see below)	1,184,169,528	45.41%
2006-1 Investor Interest	536,193,030	20.56%
2006-2 Investor Interest	397,035,469	15.23%
2007-1 Investor Interest	250,941,029	9.62%
Balance on Trustee Investment Account	0

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 2

General Information

Period Type:	Revolving

Loan Note Rate	GBP Libor	Margin (bps)	Total Rate

Class A	6.56%	7.2	6.63%
Class B	6.56%	20.7	6.76%
Class C	6.56%	44.7	7.00%

	Pre-Addition Date	Post Addition Date
	Series 2006 - 2	Series 2006 - 2
Investor Percentages	%	%

Series Floating Percentage	—	15.23%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Series Fixed Percentage	—	15.23%
Class A Floating Percentage	—	88.00%
Class B Floating Percentage	—	5.50%
Class C Floating Percentage	—	6.50%

Aggregate amount of Investor Percentage of the Principal Collections	95,465,454
Aggregate amount of Investor Percentage of the Finance Charge Collections	4,727,935
Aggregate amount of Investor Percentage of the Acquired Interchange	592,593
Aggregate amount of Investor Percentage of Recoveries	317,347
Bank Account Interest allocable to the Series	63,155

Controlled Accumulation Period (CAP)/Controlled Deposit Amount Series 2006 - 2	Months	Amount

Original CAP/Controlled Deposit Amount	12	0
Adjustment to CAP/Controlled Deposit Amount	0	0
Revised CAP/Controlled Deposit Amount	12	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 3
Undivided Interest

Principal Collections	Series 2006 - 2

The aggregate amount of Principal Collections processed during the related Monthly Period allocable to Series	95,465,454
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class C	0
Deduct: Utilised Retained Principal Collections Amount notionally allocable to Class B	0
Deduct: Amount distributed to Series Principal Collections Ledger in the Segregated Trust	0
Deduct: Shared Principal Collections	0

Total = Cash Available for Investment	95,465,454

Finance Charge Collections (incl. Acquired Interchange)	Series 2006 - 2

The aggregate amount of Finance Charge Collections (to include interest on the Trustee Collections Account and Trustee Investment Account) and Acquired Interchange allocable to the Series during the related Monthly Period	5,383,683
The aggregate amount of Recoveries allocable to the Series during the related Monthly Period	317,347
Total transferred to the Series Collections Account Finance Charge Collections Ledger in relation to Series	5,701,030

Other	Series 2006 - 2

Investor Default Amount allocable to Series	1,588,219
Investor Indemnity Amount allocable to Series	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 4(a)

Segregated Trust (1)
Principal Collections

Principal Collections Ledger	Series 2006 - 2

Total amount transferred from Undivided Interest	0
Deficit relative to Controlled Deposit Amount	0
The total distribution to Principal Funding Account or to Loan Note Issuer Account in respect of:
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0

Funding Account (Principal Ledger)	Series 2006 - 2

Balance brought forward	0
Transfer this month	0
Transfer to Loan Note Issuer Distribution Account	0
Class A Monthly Principal Amount	0
Class B Monthly Principal Amount	0
Class C Monthly Principal Amount	0
Balance carry forward	0
Deficit relative to Cumulative Controlled Deposit Amount	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 4(b)
Segregated Trust (2)
Finance Charge Collections (1)

Series Finance Charge Collection Ledger	Series 2006 - 2

Finance Charge Collections (incl. Acquired Interchange) allocable to Series	5,320,528
Recoveries	317,347
Interest Income on Accounts	63,155
Income from Principal Funding Account up to Class A Covered Amount	0
Retained Principal Collections Amount notionally allocable to Class B	0
Retained Principal Collections Amount notionally allocable to Class C	0
Transfer from Reserve Account	0
Transfer from Spread Account	0

Total Amount of Distribution to be transferred to Finance Funding Account (in
revolving and controlled accumulation Period) or to Loan Note Issuer Distribution	Series 2006 - 2	Series 2006 - 2
Account (in Regulated or Rapid Amortisation Period)	Paid	Unpaid

Class A Monthly Finance Amount	1,776,209	0
Class A Deficiency Amount	0	0
Class A Additional Finance Amount	0	0
Class A Monthly Distribution Amount	1,776,209	0

Class B Monthly Finance Amount	113,275	0
Class B Deficiency Amount	0	0
Class B Additional Finance Amount	0	0
Class B Monthly Distribution Amount	113,275	0
Class C Monthly Finance Amount	138,621	0
Class C Deficiency Amount	0	0
Class C Additional Finance Amount	0	0
Class C Monthly Distribution Amount	138,621	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 4(c)
Segregated Trust (3)
Finance Charge Collections (2)

	Series 2006 - 2	Series 2006 - 2
	Paid	Unpaid

Issuer Costs Amount	1,125	0
Issuer Profit Amount	2,031	0
Trustee Payment Amount	—	0
The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period Including any amount remaining unpaid in respect of prior Monthly Periods	—	0
Total amount of distribution in respect of Loan Note Issuer Costs Amount for the Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	—	0
Total amount of distribution in respect of Loan Note Issuer Profit for the monthly period	384	0
Total amount of distribution in respect of Servicing Fee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	264,690	0
Total amount of distribution in respect of Expenses Loan Interest, Scheduled Amount and Prepayment Amount, for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly Periods	0	0
Payment to cover Investor Default Amount	1,588,219	0
Payment to cover Reduction in Investor Interest (excluding repayments of principal)	0	0
Transfer to Reserve Account	0	0
Transfer to Spread Account	0	0
Payment in respect of Investor Indemnity Amount	0	0
Payment in relation to Excess Spread	1,816,477	0

Funding Account (Finance Ledger)	Series 2006 - 2

Balance brought forward	0
Transfer in this month (15th’s Payment)	2,028,105
Transfer to Loan Note Issuer Distribution Account
Class A Finance Distribution Amount	1,776,209
Class B Finance Distribution Amount	113,275
Class C Finance Distribution Amount	138,621
Balance carried forward	0

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 4(d)
Segregated Trust (4)
Reserve and Spread Accounts

Reserve Account	Series 2006 - 2

Required Reserve Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Reserve Account Amount)	0

Spread Account	Series 2006 - 2

Quarterly Excess Spread Percentage*	6.55%
Required Spread Account Amount	0
Balance brought forward	0
Transfer in/out this Month	0
Balance carried forward (Available Spread Account Amount)	0

*	Calculated on a Simple yield basis

Spread Account Trigger
If Excess Spread Rate:	Required Spread Account %

above 4.5%	0.0%
above 4.0% but equal to or below 4.5%	1.5%
above 3.0% but equal to or below 4.0%	3.5%
above 2.0% but equal to or below 3.0%	4.0%
equal to or below 2.0%	4.5%

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 5
Loan Note Issuer Distribution Account

Receipts	Series 2006 - 2

Loan Note Interest	2,290,654
Loan Note Principal	—
Investor Trustee Payment Amount	657
Issuer & Loan Note Issuer Cost Amount	4,082
Expenses Loan Interest and Scheduled Amount	—
Investor Servicing Fee Amount	264,690
Class A Investor Default Amount	1,632,153
Class A Investor Charge-Off	—
Class B Investor Default Amount	102,009
Class B Investor Charge-Off	—
Class C Investor Default Amount	120,555
Class C Investor Charge-Off	—
Investor Indemnity Payment Amount	—
LN Issuer Return, Issuer Profit Amount	2,845
Expenses Loan Prepayment Amount	—
Excess Finance Charges	2,082,080
Deferred Subscription Price	2,082,080

Payments	Series 2006 - 2

Loan Note Interest	2,290,654
Loan Note Principal	—
3rd Party Expenses	2,626
Issuer Costs Amount	1,456
Additional Consideration	4,202,144
Monthly Expenses Loan Amount	—
Expenses Loan Prepayment	—
Issuer Profit Amount	2,393
Further Interest	2,082,080

Net Movement	452

Retained Profit (This Period)	452
Retained Profit (Prior Periods)	3,644
Other	—

Account Balance	4,096

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 6
Issuer Distribution Account

Receipts	Series 2006 - 2

Loan Note Interest	2,290,654
Loan Note Principal	—
Issuer Costs	1,456
Further Interest	2,082,080
Issuer Profit	2,393
Expenses Loan Repayment	—
Expenses Loan Prepayment	—
Swap Interest (USD)	3,897,166
Swap Principal (USD)	—

Payments	Series 2006 - 2

Swap Interest	2,290,654
Swap Principal	—
Note Interest (USD)	3,897,166
Note Principal (USD)	—
3rd Party Expenses	1,456
Expenses Loan Repayment	—
Deferred Subscription Price	2,082,080

Net Movement	2,393

Retained Profit (This Period)	2,393
Retained Profit (Prior Periods)	19,291
Other	—

Account Balance	21,684

Comments:

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 7
Investor Interest & Debt Amounts

Summary Series Investor Interest and Adjusted Investor Interest	Total	Class A	Class B	Class C

Initial Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306
Principal Payments made to Loan Note Issuer	—	—	—	—
Investor Charge-Offs/Reallocations	—	—	—	—

Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306

Series Collection Account — PC Ledger	—	—	—	—
Balance of Principal Funding Account (Principal Ledger)	—	—	—	—

Adjusted Investor Interest	397,035,469	349,391,212	21,836,951	25,807,306

Loan Note Debt Amount	Total	Class A	Class B	Class C

Related Debt amount brought forward	397,035,469	349,391,212	21,836,951	25,807,306
Principal Payments made to Issuer	—	—	—	—
Related Debt amount caried forward	397,035,469	349,391,212	21,836,951	25,807,306

Turquoise Card Backed Securities plc Series 2006 - 2 (USD)	Total	Class A	Class B	Class C

Outstanding Amount brought forward	750,000,000	660,000,000	41,250,000	48,750,000
Principal Payments made	—	—	—	—
Associated Debt amount carried forward	750,000,000	660,000,000	41,250,000	48,750,000
Pool Factor brought forward	100%
Pool Factor carried forward	100%

Turquoise Card Backed Securities plc — Servicer Report
Series 2006 — 2, For IPD Ending: 15 October 2007
Section 8
Pay Out Events / Triggers

Portfolio Yield and Expense Rate Series 2006 - 2	Rate (Actual)	Rate (Simple)

Portfolio Yield for the Period	16.50%	16.27%
Expense Rate	7.46%	6.93%
Net Charge Off Rate	3.89%	3.84%
Excess Spread Rate	5.14%	5.50%

Quarterly Excess Spread	6.40%	6.55%
Regulated Amortisation Trigger		<0%
Regulated Amortisation		No

Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

Portfolio Minimum Balance Parameters	Threshold	Passed?

Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	6%	Yes
Minimum Transferor interest above amount agreed with Rating Agencies for a period of 30 consecutive days	2%	Yes
Minimum Aggregate Principal Receivables Above Zero	0	Yes

Commentary
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 11th day of October, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management